Oil and natural gas activities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Depreciation, depletion, and amortization expense of oil and natural gas properties	$ 154,788	$ 132,307	$ 96,676
Average depreciation, depletion and amortization rate per equivalent unit of production	16.98	15.29	12.01
Unproved property costs excluded from amortization	162,921	22,831
Minimum
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Evaluation period of oil and natural gas properties (in years)	2
Maximum
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Evaluation period of oil and natural gas properties (in years)	5
Incurred During Current Reporting Period
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Unproved property costs excluded from amortization	136,625
Incurred One Year Prior To Current Reporting Period
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Unproved property costs excluded from amortization	16,377
Incurred Two Years Prior To Current Reporting Period
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Unproved property costs excluded from amortization	4,567
Incurred More Than Two Years Prior To Current Reporting Period
Costs Incurred, Oil and Gas Property Acquisition, Exploration, and Development Activities [Line Items]
Unproved property costs excluded from amortization	$ 5,325